Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities:
Property, plant and equipment	$ 1,359	$ 1,102
Right-of-use-assets	9,402	11,838
Goodwill	31,629	27,590
Intangible assets	13,398	11,805
Other	1,009	6,284
Total deferred tax liabilities recognized	56,797	58,619
Deferred tax assets:
Operating loss and tax credits carryforwards	42,794	37,865
Property, plant and equipment	6,040	5,257
Lease liabilities	9,394	11,754
Accrued expenses and payments on account	24,368	26,380
Stock compensation	3,672	5,009
Deferred compensation	3,184	2,744
Unearned revenue	2,257	3,933
Other	155	604
Total deferred tax assets	91,864	93,546
Valuation allowance for deferred tax assets	(32,768)	(27,721)	$ (27,300)
Deferred tax assets recognized	59,096	65,825
Overall net deferred tax asset	$ 2,299	$ 7,206